Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 204,623	$ 204,623
Finite-Lived Intangible Assets, Accumulated Amortization	(174,176)	(162,543)
Intangible Assets, Net (Excluding Goodwill), Total	30,447	42,080
LNG segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	179,813	179,813
Finite-Lived Intangible Assets, Accumulated Amortization	(168,702)	(162,543)
Intangible Assets, Net (Excluding Goodwill), Total	$ 11,111	$ 17,270
Weighted-average amortization period of intangible assets consisted of time-charter contracts	20 years 8 months 12 days	20 years 8 months 12 days
Natural Gas Liquid Segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 24,810	$ 24,810
Finite-Lived Intangible Assets, Accumulated Amortization	(5,474)	0
Intangible Assets, Net (Excluding Goodwill), Total	$ 19,336	$ 24,810
Weighted-average amortization period of intangible assets consisted of time-charter contracts	4 years 8 months 12 days	4 years 8 months 12 days